Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables [Abstract]
Schedule of Trade Receivables
	As of December 31, 2023	As of December 31, 2022
	USD	USD
Trade receivables
Trade Receivables from cleaning service	3,981,025	2,632,481
Trade Receivables from manpower outsourcing services	3,056,917	1,523,256
Subtotal:	7,037,942	4,155,737
Allowance for expected credit losses	–	–
	7,037,942	4,155,737

Schedule of the Carrying Amount of Trade Receivables	The following information shows the carrying amount of trade receivables at the reporting date that have been transferred but have not been derecognized and the associated liabilities.
	As of December 31, 2023	As of December 31, 2022
	USD	USD
Carrying amount of trade receivables transferred to an agent	3,552,836	2,317,102
Carrying amount of associated liabilities	2,139,575	946,592